PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

(Formerly Jennison Mid-Cap Growth Fund, Inc.)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 26, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Prudential Jennison Mid-Cap Growth Fund, Inc. (the Fund)

File Nos. 333-11785 and 811-07811

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 24 which was filed electronically on October 25, 2010.

     If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

                              /s/ Jonathan D. Shain

                              Jonathan D. Shain
                              Assistant Secretary